INVESTMENT IN SUBSIDIARIES AND LOSS ON SALE OF SUBSIDIARY - Additional Information (Details) - GBP (£) £ in Thousands		12 Months Ended
	Dec. 21, 2022	Dec. 31, 2022	Dec. 31, 2021
INVESTMENT IN SUBSIDIARIES
Contributed shares value		£ 53,500
Galaxy Power LLC
INVESTMENT IN SUBSIDIARIES
Proceeds from sale of subsidiary	£ 53,000
Book value of the entity	97,800
Loss on sale of subsidiary	£ 44,800
Parent | Company
INVESTMENT IN SUBSIDIARIES
At 1 January		12,181	£ 0
Additions		53,494	12,181
Disposals		12,181
At 31 December		£ 53,494	£ 12,181